Housing Loans and Deposits from Customers in Banking Business - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Housing Loans and Deposits from Customers [Line Items]
Housing loans in the banking business	¥ 749,636	¥ 656,047
Allowance for credit losses of housing loans in the banking business	1,066	925
Balance of time deposits issued in amounts of 10 million yen or more	¥ 374,665	¥ 247,799